SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

               RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Investment Company Act File No. 811-21340

                       DWS RREEF REAL ESTATE FUND II, INC.
                                 345 Park Avenue
                             New York, NY 10154-0004

         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission's staff fewer than 30 days prior to the date set for the redemption.

(1) Title of the class of shares of DWS RREEF Real Estate Fund II, Inc. (the "Fund") to be redeemed:

     Auction Preferred Stock, Liquidation Preference $25,000 per share, Series A (CUSIP 81119R207), Series B (CUSIP 81119R306), Series C (CUSIP 81119R405),
     Series D (CUSIP 81119R504), and Series E (CUSIP 81119R603) (the "APS").

(2)  Date on which the securities are to be called or redeemed:

------------------------------------- ------------------------------------
   Series                                                 Date
------------------------------------- ------------------------------------
      A                                            November 12, 2008
------------------------------------- ------------------------------------
      B                                            November 12, 2008
------------------------------------- ------------------------------------
      C                                            November 13, 2008
------------------------------------- ------------------------------------
      D                                            November 14, 2008
------------------------------------- ------------------------------------
      E                                            November 17, 2008
------------------------------------- ------------------------------------


(3) Applicable provisions of the governing instrument pursuant to which the shares are to be redeemed:

     The APS are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary Creating and Fixing the Rights of Series A, Series B, Series C, Series D, and Series E Auction Preferred Stock.


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(4)  The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

     The Fund will partially redeem the APS on a pro rata basis by series. Depository Trust Company, the holder of record of the APS, will determine by lottery how a partial series redemption will be allocated among each participant broker-dealer firm. The Fund intends to redeem the number of outstanding shares of APS as set forth below:

--------------------------------------- -----------------------------
     Series                                      Number of Shares
--------------------------------------- -----------------------------
        A                                             2,000
--------------------------------------- -----------------------------
        B                                             2,000
--------------------------------------- -----------------------------
        C                                             2,000
--------------------------------------- -----------------------------
        D                                             2,000
--------------------------------------- -----------------------------
        E                                             2,000
--------------------------------------- -----------------------------

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                                    SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, in the City of New York and the State of New York, on this 29th day of October 2008.

                               DWS RREEF REAL ESTATE FUND II, INC.

                               By:   /s/ Paul Schubert
                                     ------------------------------------------
                               Name:    Paul Schubert
                               Title:   Treasurer and Chief Financial Officer



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